UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-5750

The Tax-Exempt Money Fund of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds®]

The Tax-Exempt Money Fund of AmericaSM
Investment portfolio

December 31, 2005
unaudited

Short-term securities— 98.75%	Yield at acquisition	Principal amount (000)	Market value (000)

ALASKA — 0.47%

City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 3.78% 7/1/37[1]	3.78%	$2,000	$2,000

ARIZONA — 4.31%
Salt River Project Agricultural Improvement and Power Dist., TECP:
Series B:
2.78% 1/9/06	2.78	7,500	7,500
3.09% 2/3/06	3.09	3,000	3,000
3.11% 2/13/06	3.11	4,000	4,000
Series C, 3.11% 2/13/06	3.11	4,000	4,000

CONNECTICUT — 1.63%
Health and Educational Facs. Auth. Rev. Bonds, Yale University Issue, TECP:
Series S-1, 2.78% 1/5/06	2.78	3,000	3,000
Series S-2:
3.00% 1/6/06	3.00	3,000	3,000
3.00% 1/18/06	3.00	1,000	1,000

DISTRICT OF COLUMBIA — 4.31%
Multi-Modal G.O. Bonds, Series 2000-B, FSA insured, 3.55% 6/1/30[1]	3.55	2,130	2,130
Multi-Modal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.05% 1/20/06	3.05	3,400	3,400
Variable Rate Rev. Bonds (National Academy of Sciences Project), AMBAC insured, TECP:
Series 1999-B, 3.10% 1/19/06	3.10	5,000	5,000
Series 1999-C:
3.00% 1/18/06	3.00	5,000	5,000
3.10% 1/25/06	3.10	3,000	3,000

FLORIDA — 7.67%
Indian River County Hospital Dist., Hospital Rev. Bonds, Series 1989, TECP, 3.18% 2/17/06	3.18	1,000	1,000
Jacksonville Electric Auth., Series 1993-C1, TECP, 3.13% 2/10/06	3.13	3,000	3,000
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, TECP, 3.00% 1/18/06	3.00	3,500	3,500
Local Government Fin. Commission, Pooled Commercial Paper Notes, Series A, TECP, 3.12% 2/3/06	3.12	10,000	10,000
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial Hospital Project), TECP:
Series 1985-C:
3.07% 1/5/06	3.07	2,000	2,000
2.84% 1/12/06	2.84	1,800	1,800
2.90% 1/17/06	2.90	3,700	3,699
3.11% 2/15/06	3.11	2,400	2,400
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg. Program), Series 2000-A, AMBAC/FGIC insured, TECP, 3.15% 2/7/06	3.15%	$5,563	$5,563

INDIANA — 0.93%
Indianapolis Airport Auth., Commercial Paper Notes, AMT, TECP, 3.20% 2/22/06	3.20	4,000	4,000

KENTUCKY — 1.30%
Regional Airport Auth. of Louisville and Jefferson County, Spec. Facs. Rev. Bonds (UPS Worldwide Forwarding, Inc. Project), Series 1999-A, AMT, 3.85% 1/1/29[1]	3.85	5,600	5,600

LOUISIANA — 0.44%
Parish of Plaquemines, Environmental Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1994, AMT, 3.85% 10/1/24[1]	3.85	1,900	1,900

MARYLAND — 8.65%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP:
3.11% 2/7/06	3.11	3,000	3,000
3.11% 2/9/06	3.11	4,750	4,750
3.15% 2/9/06	3.15	2,000	2,000
3.13% 2/17/06	3.13	2,000	1,999
Health and Higher Educational Facs. Auth., Commerical Paper Rev. Notes,John Hopkins University Issue, TECP:
Series A:
3.05% 1/6/06	3.05	3,700	3,700
3.05% 1/18/06	3.05	3,400	3,400
3.13% 2/6/06	3.13	4,500	4,500
3.15% 2/8/06	3.15	2,229	2,229
Series 2001-B, 2.92% 1/17/06	2.92	4,600	4,599
Howard County, Consolidated Public Improvement Commercial Paper Bond Anticipation Notes, Series 2002-C, TECP, 2.90% 1/17/06	2.90	2,000	2,000
Montgomery County, Consolidated Public Improvement Commercial Paper Bond Anticipation Notes, Series 2002, TECP:
3.05% 1/23/06	3.05	1,900	1,900
3.05% 1/24/06	3.05	3,100	3,100

MASSACHUSETTS — 0.60%
Health and Educational Facs. Auth., Rev. Notes, Harvard University Issue, Series 2002-EE, TECP, 2.80% 1/6/06	2.80	1,000	1,000
Water Resources Auth., Series 1999, TECP, 2.80% 1/10/06	2.80	1,600	1,600

MICHIGAN — 0.73%
Regents of the University of Michigan, Series F, TECP:
3.07% 1/11/06	3.07	2,000	2,000
2.90% 1/17/06	2.90	1,135	1,135

MINNESOTA — 2.00%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), TECP:
Series 2001-A, 3.15% 2/9/06	3.15	3,600	3,600
Series 2001-D, 3.10% 1/26/06	3.10	5,000	5,000

MISSOURI — 1.88%
Curators of the University of Missouri, Capital Projects Notes, Series FY 2005-2006, 5.00% 6/30/06	2.68%	$8,000	$8,067

NEVADA — 6.59%
Clark County, G.O. (Limited Tax) Flood Control Commercial Paper Notes, TECP:
Series 2003-A:
2.80% 1/6/06	2.80	5,000	5,000
3.12% 2/7/06	3.12	1,000	1,000
Series 2003-B, 3.10% 2/2/06	3.10	5,000	5,000
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported), Series 2004-A, TECP:
2.82% 1/4/06	2.82	2,900	2,900
2.80% 1/5/06	2.80	6,800	6,800
3.05% 1/23/06	3.05	3,000	3,000
3.10% 2/14/06	3.10	4,600	4,599

NEW MEXICO — 2.34%
Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/06	2.73	10,000	10,037

NORTH CAROLINA — 3.96%
Capital Facs. Fin. Agcy., Duke University Issue, TECP:
Series A-1:
2.84% 1/12/06	2.84	3,699	3,699
2.84% 1/13/06	2.84	3,000	3,000
2.90% 1/17/06	2.90	4,000	3,999
Series A-2:
2.80% 1/4/06	2.80	1,775	1,775
3.10% 2/2/06	3.10	3,525	3,525
Halifax County Industrial Facs. and Pollution Control Fncg. Auth., Demand Exempt Fac. Rev. Bonds (Westmoreland-Hadson Partners Roanoke Valley Project), Series 1991, AMT, 3.80% 12/1/19[1]	3.80	1,000	1,000

OHIO — 1.16%
Ohio State University, Demand General Receipts Bonds, Series 2003-C, TECP, 2.84% 1/11/06	2.84	5,000	5,000

PENNSYLVANIA — 0.70%
Montgomery County Industrial Dev. Auth., Pennsylvania, Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 2001-A, AMT, TECP, 3.10% 2/14/06	3.10	3,000	2,999

SOUTH CAROLINA — 3.16%
Florence County, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project), Series 1997, AMT, 3.87% 4/1/27[1]	3.87	1,750	1,750
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
2.78% 1/9/06	2.78	4,000	4,000
3.05% 1/18/06	3.05	2,800	2,800
3.15% 2/8/06	3.15	1,108	1,108
3.09% 2/10/06	3.09	3,900	3,900

TEXAS — 21.60%
City of Brownsville, Utilities System, Commercial Paper Notes, Series 2004-A, TECP, 3.04% 1/19/06	3.04	4,000	4,000
Calhoun County Navigation Industrial Dev. Auth., Port Rev. Bonds (British Petroleum Company PLC, Guarantor), Series 1998, AMT, 3.85% 10/1/30[1]	3.85	1,900	1,900
Harris County, TECP:
G.O. Unlimited Commercial Paper Notes:
Series C:
2.84% 1/12/06	2.84	4,600	4,599
3.15% 2/8/06	3.15	6,365	6,365
Series D:
2.80% 1/11/06	2.80	1,350	1,350
3.09% 2/3/06	3.09	3,000	3,000
3.13% 2/6/06	3.13	1,700	1,700
Hospital Dist., Rev. Notes, Series A, 3.05% 1/25/06	3.05	1,100	1,100
City of Houston, TECP:
Airport System Commercial Paper Notes, Series A, AMT, 3.17% 2/8/06	3.17	5,000	5,000
Hotel Occupancy Tax and Parking Rev. Notes, Series A:
2.80% 1/10/06	2.80	6,200	6,199
2.84% 1/13/06	2.84	3,600	3,600
3.10% 2/6/06	3.10	3,800	3,800
Public Fin. Auth., TECP:
G.O. Bonds, Series 2002-A:
2.80% 1/6/06		2.80	3,000
3,000
3.12% 2/16/06	3.12	2,700	2,700
G.O. Bonds (Colonia Roadway Projects) Series 2002-B, 3.11% 2/15/06	3.11	7,450	7,449
Rev. Notes, Series 2003, 3.05% 1/18/06	3.05	3,359	3,359
City of San Antonio, TECP:
Electric and Gas Systems Commercial Paper Notes, Series A, 3.05% 1/20/06	3.05	3,000	3,000
Water System Commericial Paper Notes, Series 2001-A:
2.85% 1/5/06	2.85	3,200	3,200
3.09% 2/10/06	3.09	2,000	2,000
3.10% 2/16/06	3.10	7,000	6,999
Board of Regents of The University of Texas System, Rev. Fncg., Series 2002-A, TECP:
3.08% 1/4/06	3.08	3,000	3,000
3.12% 1/4/06	3.12	3,000	3,000
3.12% 1/6/06	3.12	1,000	1,000
3.12% 1/9/06	3.12	1,000	1,000
2.80% 1/10/06	2.80	4,000	4,000
3.13% 1/10/06	3.13	5,000	5,000
2.80% 1/11/06	2.80	1,500	1,500

UTAH — 5.14%
Intermountain Power Agcy.:
Power Supply Rev. Bonds, Series 1985-F, AMBAC insured, TECP, 3.13% 2/6/06	3.13	3,600	3,600
Variable Rate Power Supply Rev. and Ref. Bonds, TECP:
Series 1997-B2:
3.14% 1/19/06	3.14	2,300	2,300
3.09% 2/10/06	3.09	5,600	5,599
Series 1998-B5:
3.14% 1/19/06	3.14	3,000	3,000
3.11% 2/2/06	3.11	3,600	3,600
3.09% 2/10/06	3.09	1,000	1,000
3.09% 2/16/06	3.09	3,000	3,000

VIRGINIA — 3.56%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series 2005-A, AMT, TECP:
3.12% 1/20/06	3.12%	$5,000	$5,000
3.12% 1/23/06	3.12	5,000	5,000
3.12% 1/24/06	3.12	5,300	5,300

WASHINGTON — 3.68%
Port of Seattle, Rev. Notes:
Series A-1, TECP, 3.11% 2/15/06	3.11	5,000	4,999
Series B-1, AMT, TECP, 2.85% 1/10/06	2.85	4,800	4,800
City of Tacoma, Limited Tax G.O. Bond Anticipation Notes, Series 2002-2B, TECP:
3.11% 2/7/06	3.11	3,000	3,000
3.13% 2/17/06	3.13	3,000	3,000

WEST VIRGINIA — 3.23%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project), Series, 1989-A, AMT, TECP:
2.85% 1/10/06	2.85	2,900	2,900
2.89% 1/12/06	2.89	4,000	4,000
2.89% 1/13/06	2.89	7,000	6,999

WISCONSIN — 4.75%
General Obligation:
Series 1997-B:
2.80% 1/4/06	2.80	3,046	3,046
2.78% 1/9/06	2.78	5,504	5,504
Series 1998-B, 2.80% 1/4/06	2.80	2,250	2,250
Transportation Rev., TECP:
Series 1997-A:
2.80% 1/11/06	2.80	6,000	5,999
3.07% 1/12/06	3.07	3,600	3,600

WYOMING — 3.96%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project),
Series 1988-A, TECP:
2.84% 1/13/06	2.84	2,500	2,500
3.11% 2/7/06	3.11	5,250	5,250
3.15% 2/9/06	3.15	6,750	6,750
3.13% 2/17/06	3.13	2,500	2,500

Total investment securities (cost: $424,348,000)			424,278
Other assets less liabilities			5,357

Net assets			$429,635

1Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency Facs. = Facilities
AMT = Alternative Minimum Tax Fin. = Finance
Auth. = Authority Fncg. = Financing
Certs. of Part. = Certificates of Participation G.O. = General Obligation
Dept. = Department Preref. = Prerefunded
Dev. = Development Redev. = Redevelopment
Dist. = District Ref. = Refunding
Econ. = Economic Rev. = Revenue
Fac. = Facility TECP = Tax-Exempt Commercial Paper

Federal income tax information
(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1
Gross unrealized depreciation on investment securities	(71)
Net unrealized depreciation on investment securities	(70)
Cost of investment securities for federal income tax purposes	424,348

MFGEFP-909-0206E-S4483E

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: February 28, 2006

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and PFO

Date: February 28, 2006